Exhibit 99.1

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	47
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 11, 2012
Closing Date:	March 7, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:	$1,364,698,133.80

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%	March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%	June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%	March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%	December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%	February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%	June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%	May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$-	-	$-	-	$-
Class C Notes	$35,029,122.36	0.9007231	$26,222,518.90	0.6742741	$8,806,603.46
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$64,369,122.36	0.0475238	$55,562,518.90	0.0410219	$8,806,603.46

Weighted Avg. Coupon (WAC)	5.30%		5.34%
Weighted Avg. Remaining Maturity (WARM)	16.32		15.57
Pool Receivables Balance	$92,595,946.22		$83,657,114.78
Remaining Number of Receivables	19,484		18,816

Adjusted Pool Balance	$91,663,085.04		$82,856,481.58

III. COLLECTIONS

Principal:
Principal Collections	$8,744,633.63
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$177,097.50
Total Principal Collections	$8,921,731.13

Interest:
Interest Collections	$419,628.23
Late Fees & Other Charges	$43,104.82
Interest on Repurchase Principal	$-
Total Interest Collections	$462,733.05

Collection Account Interest	$1,698.65
Reserve Account Interest	$1,473.29
Servicer Advances	$-

Total Collections	$9,387,636.12

1 of 3

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	47
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$9,387,636.12
Reserve Account Release	$-
Total Available for Distribution	$9,387,636.12

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$77,163.29	$-	$77,163.29	$77,163.29
Collection Account Interest					$1,698.65
Late Fees & Other Charges					$43,104.82
Total due to Servicer					$121,966.76

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$-		$-	$-

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$61,300.96		$61,300.96	$61,300.96

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$9,140,553.90

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$8,806,603.46

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$-		$-
Class B Notes Total:		$-		$-
Class C Notes Total:		$8,806,603.46		$8,806,603.46
Class D Notes Total:		$-		$-
Total Noteholders Principal		$8,806,603.46		$8,806,603.46

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					333,950.44

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$932,861.18
Beginning Period Amount	$932,861.18
Current Period Amortization	$132,227.98
Ending Period Required Amount	$800,633.20
Ending Period Amount	$800,633.20
Next Distribution Date Amount	$681,441.49

2 of 3

Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	47
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	29.78%	32.94%	32.94%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.13%	18,276	95.28%	$79,711,077.42
30 - 60 Days	2.27%	428	3.70%	$3,098,963.75
61 - 90 Days	0.50%	95	0.85%	$714,355.10
91-120 Days	0.09%	17	0.16%	$132,718.51
121 + Days	0.00%	0	0.00%	$-
Total		18,816		$83,657,114.78

Delinquent Receivables 30+ Days Past Due
Current Period	2.87%	540	4.72%	$3,946,037.36
1st Preceding Collection Period	3.03%	591	4.66%	$4,311,842.34
2nd Preceding Collection Period	2.75%	554	4.31%	$4,383,577.94
3rd Preceding Collection Period	2.71%	563	4.08%	$4,534,175.72
Four-Month Average	2.84%		4.44%

Repossession in Current Period		16		$126,106.16
Repossession Inventory		40		$38,993.48

Current Charge-Offs
Gross Principal of Charge-Offs				$194,197.81
Recoveries				$(177,097.50)
Net Loss				$17,100.31

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.22%

Average Pool Balance for Current Period				$88,126,530.50

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.23%
1st Preceding Collection Period				-0.23%
2nd Preceding Collection Period				0.22%
3rd Preceding Collection Period				0.08%
Four-Month Average				0.07%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		23	2,285	$31,668,768.26
Recoveries		23	2,122	$(21,934,693.26)
Net Loss				$9,734,075.00
Cumulative Net Loss as a % of Initial Pool Balance				0.70%

Net Loss for Receivables that have experienced a Net Loss *		14	1,804	$9,946,622.77
Average Net Loss for Receivables that have experienced a Net Loss				$5,513.65

Principal Balance of Extensions				$457,515.97
Number of Extensions				61

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

3 of 3